Lawsuits deemed as contingent liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 8,394,883	R$ 10,460,737
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	173,875	110,508
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,521,935	1,350,308
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	852,735	758,800
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,548,781	1,253,636
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	1,095,841	1,005,648
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Significant contingent liabilities	R$ 3,201,716	R$ 5,981,837